Basis of Presentation - Additional Information (Details) € in Millions	2 Months Ended
Apr. 30, 2021 EUR (€)
Disclosure of Basis Of Presentation [line items]
Transaction and minimal expenses related to formation of entity	€ 25.1
Banker and advisory fees	55.9
Fees for reduction of debt	52.4
Asset-based Lending Facility
Disclosure of Basis Of Presentation [line items]
Borrowing costs capitalised	€ 3.5